INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 1,188	$ 885
Bringg [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	300	500
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	414	357
Ituran MOB [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	437	0
Cellutrack [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 37	$ 28